RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS
15.	RELATED PARTY TRANSACTIONS

Transactions with related parties are entered into in the normal course of business and are measured at the amount established and agreed to by the parties.

Lease agreement

NCC has a lease in place with NCCRE, an entity in which the Company’s wholly-owned subsidiary HSC has a 33.33% ownership interest. The total amount of rent paid by NCC during the years ended December 31, 2018 and 2017 was $108 in both periods.

Common ownership

A founding member of HSCP held an individual 1% ownership interest in NCC as at December 31, 2018. In the first quarter of 2019, the Company acquired all interests in NCC.

Related party promissory notes receivable

Acreage has certain outstanding notes receivable with related parties. Refer to Note 7 for further information.

Other current assets

In March 2017, HSCP issued 6,000 Class C units to certain employees of HSCP in exchange for $630 of notes receivable. These notes bear interest at 2.05% annually. $315 was outstanding as at December 31, 2017, as HSCP forgave 50% of the amount outstanding in recognition of services performed and classified the forgiven amount as compensation expense in the year ended December 31, 2017. The remaining $315 was forgiven and recognized as compensation expense during the year ended December 31, 2018.

Key management personnel compensation

The Company’s compensation expense related to key management personnel during the years ended December 31, 2018 and 2017 totaled $20,526 and $1,842, respectively, which includes cash and equity-based compensation.